iMGP SBH Focused Small Value Fund

(formerly, PartnerSelect SBH Focused Small Value Fund)

Summary Prospectus

Institutional Class Ticker Symbol: PFSVX	April 29, 2022

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://imgpfunds.com/documents-forms. You may also obtain this information at no cost by calling 1-800-960-0188. The Fund’s Prospectus and Statement of Additional Information, each dated April 29, 2022, are incorporated by reference into this Summary Prospectus.

Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.imgpfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your reports. If you invest directly with the Trust, you can call 1-800-960-0188. Your election to receive reports in paper will apply to all Funds in the Trust or held with your financial intermediary.

Investment Objective

The iMGP SBH Focused Small Value Fund (the “Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.

Fund Summary	1

Fees and Expenses of the SBH Focused Small Value Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the SBH Focused Small Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Institutional Class
None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	1.00%
Distribution and or Service (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.48%

Fee Waiver and/or Expense Reimbursement(1)	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.15%

(1)

iM Global Partner Fund Management, LLC, (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the SBH Focused Small Value Fund, has contractually agreed to limit the SBH Focused Small Value Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through April 30, 2023 to an annual rate of 1.15% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by iM Global pursuant to this agreement is subject to the repayment by the SBH Focused Small Value Fund only within three (3) years of the date such amounts were waived or reimbursed, provided that the repayment does not cause the SBH Focused Small Value Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of repayment, and the repayment is approved by the Board.

Example

This example is intended to help you compare the cost of investing in the SBH Focused Small Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the SBH Focused Small Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SBH Focused Small Value Fund’s operating expenses remain the same. The cost for the SBH Focused Small Value Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$117	$424	$766	$1,730

Portfolio Turnover

The SBH Focused Small Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the SBH Focused Small Value Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SBH Focused Small Value Fund’s performance. During the most recent fiscal year, the SBH Focused Small Value Fund’s portfolio turnover rate was 45.15%.

2	Litman Gregory Funds Trust

Principal Strategies

The SBH Focused Small Value Fund invests in the securities of smaller companies that the sub-advisor to the Fund (the “manager” or “sub-advisor”) believes have strong appreciation potential. Under normal market conditions, the SBH Focused Small Value Fund’s portfolio is typically composed of between 20 and 40 stocks. Under normal market conditions, the SBH Focused Small Value Fund invests at least 80% of its net assets, in securities of small-sized U.S. value companies, as measured by market capitalization at the time of acquisition. Concentration of investments in certain sectors – including, but not limited to, the financial, industrial and technology sectors – may occur from time to time as a result of the implementation of the SBH Focused Small Value Fund’s investment strategy by the manager.

The manager may invest up to 15% of the SBH Focused Small Value Fund’s net assets in the securities of foreign companies, including those located in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.

By executing its investment strategy, the SBH Focused Small Value Fund seeks to:

•	leverage the efforts of an experienced, high quality manager;

•	access the favorite stock-picking ideas of the manager at any point in time; and

•	deliver a portfolio that is prudently diversified in terms of stocks (typically 20 to 40) and industries while still allowing the manager to focus on only its favorite stocks.

iM Global defines a “small company” as one whose market capitalization falls below the market capitalization of the largest company in the Russell 2000® Index, which, as of February 28, 2022, was $11.969 billion. The Russell 2000® Index measures the performance of 2,000 small-sized companies with market capitalizations averaging $3.253 billion as of February 28, 2022. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value companies include, but are not limited to, those companies in the Russell 2000® Value Index.

Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The SBH Focused Small Value Fund’s investment manager may trade its portfolio frequently.

Principal Risks

Investment in stocks exposes shareholders of the SBH Focused Small Value Fund to the risk of losing money if the value of the stocks held by the Fund declines during the period an investor owns shares in the Fund. The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the SBH Focused Small Value Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the SBH Focused Small Value Fund’s net asset value per share, total return and/or ability to meet its objective.

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Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Fund Summary	3

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

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Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Sector Weightings Risk. To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.

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Financial Sector Risk. The Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Industrial Sector Risk. The Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Technology Sector Risk. The Fund may invest a portion of its assets in the technology sector, which is a highly volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

4	Litman Gregory Funds Trust

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub-advisor’s control, including instances at third parties. The Fund, the Advisor and the sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Performance

The following performance information provides some indication of the risks of investing in the SBH Focused Small Value Fund. The bar chart shows changes in the performance of the SBH Focused Small Value Fund’s Institutional Class shares from year to year. The table below shows how the SBH Focused Small Value Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the SBH Focused Small Value Fund will perform in the future. Updated performance information is available on the SBH Focused Small Value Fund’s website at www.imgpfunds.com.

SBH Focused Small Value Fund – Institutional Class

Calendar Year Total Returns as of December 31

During the period shown above, the highest and lowest quarterly returns earned by the SBH Focused Small Value Fund were:

Highest:	17.55%	Quarter ended March 31, 2021
Lowest:	-2.57%	Quarter ended September 30, 2021

Average Annual Total Returns (for the periods ended December 31, 2021)
SBH Focused Small Value Fund	One Year	Since Fund Inception (7/31/2020)
Institutional Class
Return Before Taxes	19.66%	34.30%
Return After Taxes on Distributions	18.76%	33.58%
Return After Taxes on Distributions and Sale of Fund Shares	11.83%	26.28%
Russell 2000 Value Index
(reflects no deduction for fees, expenses or taxes)	28.27%	46.51%
Morningstar US Small Value Category
(reflects no deduction for fees, expenses or taxes)	31.81%	47.29%

Fund Summary	5

Management

INVESTMENT ADVISOR	PORTFOLIO MANAGER	MANAGED THE SBH FOCUSED SMALL VALUE FUND SINCE:
iM Global Partner Fund Management, LLC	Jack Chee, Principal, Senior Research Analyst and Co-Portfolio Manager	2020
	Jeremy DeGroot, CFA, President of the Trust, Principal, Chief Investment Officer and Co-Portfolio Manager	2020
SUB-ADVISOR	PORTFOLIO MANAGER
Segall Bryant & Hamill, LLC	Mark T. Dickherber, CFA, CPA, Senior Portfolio Manager	2020
	Shaun P. Nicholson, Senior Portfolio Manager	2020

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Litman Gregory Funds Trust, c/o DST Asset Manager Solutions, Inc., P.O. Box 219922, Kansas City, MO 64121-9922), by wire transfer, by telephone at 1-800-960-0188, or through a financial intermediary. The minimum initial and subsequent investment amounts for the Fund are shown below.

Fund/Type of Account	Minimum Initial Investment(1)	Minimum Additional Investment	Minimum Account Balance
Regular
- Institutional Class	$10,000	$250	$2,500
Retirement Account
- Institutional Class	$1,000	$100	$250
Automatic Investment Account
- Institutional Class	$2,500	$250	$2,500

(1)

The minimum investment amounts may be waived or lowered for investments effected through banks and other institutions that have entered into arrangements with a Fund or the distributor of the Fund and for investments effected on a group basis by certain other entities and their employees, such as investments pursuant to a payroll deduction plan and asset-based or wrap programs. Please consult your financial intermediary for information about minimum investment requirements. Each Fund reserves the right to change or waive the minimum initial and subsequent investment requirements at any time. Each Fund reserves the right to close purchases to new investors at any time.

Tax Information

Depending on the character of income distributed, the Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or iM Global may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	Litman Gregory Funds Trust